Accounts Receivable, Net (Tables)	12 Months Ended
Mar. 31, 2019
Receivables [Abstract]
Schedule of accounts receivable
	As of March 31, 2019	As of March 31, 2018
Accounts receivable	$2,392,176	$2,313,226
Less: allowance for doubtful accounts	(610,816)	(274,754)
Total accounts receivable, net	$1,781,360	$2,038,472